Restructuring	12 Months Ended
Dec. 31, 2023
Restructuring [Abstract]
Restructuring	Restructuring
In December 2022, the Company’s management approved and commenced a restructuring plan aimed to realign the Company’s business and strategic priorities. This worldwide restructuring plan included a reduction in the number of full-time employees, as well as a reduction in leased workspaces and engagement of consultants for strategic support. The Company met the recognition criteria for the provisioning of phase one restructuring costs in the fourth quarter of 2022.
In February 2023, the Company announced phase two to the restructuring plan. Costs arising from this restructuring program comprised of termination benefits and costs associated with direct transition works.
The Company incurred $71 million and $94 million of restructuring charges for the years ended December 31, 2023, and 2022, respectively, which included $3 million of accelerated share-based compensation expense in 2022. These expenses are included in restructuring expense in the Company’s consolidated statements of operations, and unpaid amounts are included in provisions within current liabilities on the consolidated statements of financial position.
The changes to the restructuring provisions recorded on the consolidated statements of financial position as of December 31, 2023 and 2022 are summarized as follows:

(in millions)	2023	2022
Beginning balance	$86	$—
Provision	71	91
Amounts paid	(126)	(5)
Ending balance	$31	$86
The actual costs that the Company will incur may differ from these estimates based on the timing required to complete the restructuring plan, the number of people invoiced and the final termination benefits.